NOTES PAYABLE (Details 1) - Notes Payable [Member]	Mar. 31, 2022 USD ($)
FY 2022	$ 956,250
2023	3,825,000
2024	3,825,000
2025	3,825,000
2026	64,068,750
Total	$ 76,500,000